UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Elias Asset Management
Address:          500 Essjay Rd.  Suite 220
                  Williamsville, NY  14221
--------------------------------------------------------------------------------

Form 13F File Number:    28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nicholas Verbanic
Title:   Portfolio Manager
Phone:   716-633-3800

Signature, Place, and Date of Signing:

                                 Williamsville, NY                  2/11/00
-----------------------          -----------------                 ---------
[Signature]                       [City, State]                     [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28-04969     -  [Repeat as necessary.]


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                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               88

Form 13F Information Table Value Total:              $508469
                                                    (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number               Name

         28-                               __________________________

         [Repeat as necessary.]




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                           Form 13F INFORMATION TABLE

      COLUMN 1             COLUMN 2  COLUMN 3          COLUMN 4                 COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT & T                         COM              001957109    20491   363885 SH       SOLE                   363885
America Online                 COM              02364J104      273     4065 SH       SOLE                     4065
American Express               COM              025816109    12549    84255 SH       SOLE                    84255
American International Group   COM              026874107    20274   185155 SH       SOLE                   185155
Applied Materials              COM              038222105      226     2400 SH       SOLE                     2400
Bankamerica Corp.              COM              060505104      239     4553 SH       SOLE                     4553
Bristol Myers Squibb           COM              110122108    17975   309915 SH       SOLE                   309915
Caterpillar Inc.               COM              149123101    12518   317416 SH       SOLE                   317416
Cisco Sys Inc.                 COM              17275R102      929    12011 SH       SOLE                    12011
Citigroup                      COM              172967101    22759   380109 SH       SOLE                   380109
Coca-Cola Company              COM              191216100    12902   274887 SH       SOLE                   274887
Compaq Computer                COM              204493100    13826   512087 SH       SOLE                   512087
Dell Computer Corp.            COM              247025109    19565   362728 SH       SOLE                   362728
EMC Corp. Mass                 COM              268648102    28883   229232 SH       SOLE                   229232
Exxon Mobil Corporation        COM              30231G102    14515   186241 SH       SOLE                   186241
Fannie Mae                     COM              313586109    13012   230050 SH       SOLE                   230050
General Electric               COM              369604103    28373   182320 SH       SOLE                   182320
Home Depot Inc.                COM              437076102    14661   227308 SH       SOLE                   227308
Intel Corp.                    COM              458140100    39433   298873 SH       SOLE                   298873
International Business Machine COM              459200101      500     4240 SH       SOLE                     4240
Lilly, Eli & Co.               COM              532457108    13730   219236 SH       SOLE                   219236
Lucent Technologies            COM              549463107    17324   282839 SH       SOLE                   282839
MCI WorldCom Inc.              COM              98157D106    18256   402895 SH       SOLE                   402895
Merck and Co.                  COM              589331107    17528   282134 SH       SOLE                   282134
Merrill-Lynch                  COM              590188108    19842   188975 SH       SOLE                   188975
Microsoft, Inc.                COM              594918104    20337   191410 SH       SOLE                   191410
Motorola                       COM              620076109      344     2359 SH       SOLE                     2359
Pfizer                         COM              717081103      275     7533 SH       SOLE                     7533
Schering-Plough                COM              806605101      521    14040 SH       SOLE                    14040
Tellabs, Inc.                  COM              879664100    15778   250500 SH       SOLE                   250500
United Technologies            COM              913017109    17677   279760 SH       SOLE                   279760
Wal-Mart Stores                COM              931142103    12899   228305 SH       SOLE                   228305
Walt Disney Co.                COM              254687106    20956   508016 SH       SOLE                   508016
Brandywine Fund                                 10532D107      282 5572.8440SH       SOLE                5572.8440
Capital Exchange Fund                           277919205      539 906.0890 SH       SOLE                 906.0890
First Mutual Fund                               892880105     2802 131687.3189SH     SOLE              131687.3189
AT & T                         COM                             250     4442 SH       SOLE                     4442
American Express               COM                             429     2881 SH       SOLE                     2881
American Home Products         COM                            1081    20120 SH       SOLE                    20120
American International Group   COM                             262     2396 SH       SOLE                     2396
Amgen                          COM                            3168    51610 SH       SOLE                    51610
BP Amoco PLC-Spons ADR         COM                             423     7940 SH       SOLE                     7940
Bankamerica Corp.              COM                             213     4062 SH       SOLE                     4062
Bell Atlantic                  COM              077853109      236     3856 SH       SOLE                     3856
BellSouth Corp                 COM                             263     5612 SH       SOLE                     5612
Bestfoods                      COM                             473    10100 SH       SOLE                    10100
Bristol Myers Squibb           COM                            1771    31000 SH       SOLE                    31000
Century Business Services      COM              156490104       29    10000 SH       SOLE                    10000
Chevron Corp.                  COM              166751107      383     4140 SH       SOLE                     4140
Citigroup                      COM                             319     5325 SH       SOLE                     5325
Colgate - Palmolive            COM                             485     8600 SH       SOLE                     8600
Colonial Bancgroup             COM              195493309      129    12000 SH       SOLE                    12000
Computer Task Group            COM              205477102     1443   131150 SH       SOLE                   131150
Corning Inc.                   COM              219350105      524     2700 SH       SOLE                     2700
Dell Computer Corp.            COM                             585    10850 SH       SOLE                    10850
DuPont E.I.                    COM                             482     9096 SH       SOLE                     9096
EMC Corp/Mass                  COM                             592     4700 SH       SOLE                     4700
Exxon Mobil Corporation        COM              30231G102     3332    42718 SH       SOLE                    42718
Fannie Mae                     COM                             370     6550 SH       SOLE                     6550
General Electric               COM                            6136    39425 SH       SOLE                    39425
Gillette Inc.                  COM              375766102     1138    30184 SH       SOLE                    30184
Home Depot                     COM                             369     5725 SH       SOLE                     5725
Intel Corp.                    COM                            1372    10400 SH       SOLE                    10400
International Business Machine COM                            1122     9480 SH       SOLE                     9480
Jefferson Pilot Corp.          COM              475070108      202     3037 SH       SOLE                     3037
Lilly, Eli & Co.               COM                             232     3700 SH       SOLE                     3700
Lucent Technologies            COM                             551     8884 SH       SOLE                     8884
MCI WorldCom                   COM                             206     4544 SH       SOLE                     4544
Mellon Bank Corp.              COM              58551A108      241     8112 SH       SOLE                     8112
Merck and Co.                  COM                            1392    22400 SH       SOLE                    22400
Merrill-Lynch                  COM              590188108      241     2300 SH       SOLE                     2300
Microsoft, Inc.                COM              594918104      811     7632 SH       SOLE                     7632
Motorola                       COM                             496     3400 SH       SOLE                     3400
Pfizer                         COM                             296     8100 SH       SOLE                     8100
Pharmacia & Upjohn Inc.        COM              716941109      210     3535 SH       SOLE                     3535
Rand Capital Corp.             COM              752185108       37    10000 SH       SOLE                    10000
SBC Communications             COM                             371     8809 SH       SOLE                     8809
Safari Assoc.                  COM              786363101        9    26500 SH       SOLE                    26500
Smithkline Beecham PLC Adr Rep COM                             211     3200 SH       SOLE                     3200
Tellabs, Inc.                  COM              879664100      239     3800 SH       SOLE                     3800
Texaco Corp                    COM              881694103      247     4600 SH       SOLE                     4600
Union Pacific                  COM              907818108      219     5600 SH       SOLE                     5600
United Technologies            COM                             474     7500 SH       SOLE                     7500
WM Wrigley Jr. Co.             COM              982526105      230     3000 SH       SOLE                     3000
Wal-Mart Stores                COM                             240     4250 SH       SOLE                     4250
Walgreen and Co.               COM                             206     8000 SH       SOLE                     8000
Walt Disney Co.                COM                             523    12670 SH       SOLE                    12670
DuPont E.I.                                     263534109      209     3940 SH       SOLE                     3940
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